INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Schedule of components of income tax expense

	For the Three Months ended		For the Nine Months ended
	December 31,		December 31,
	2022	2021	2022	2021

	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Deferred income tax expenses	—	4,539	—	4,550
Total income tax expenses	$—	$4,539	$—	$4,550

Income taxes in the PRC are consist of:

	For the Years ended
	March 31,
	2022	2021
Current income tax expenses	$4,566	$8,332
Deferred income tax expenses	—	—
Total income tax expenses	$4,566	$8,332

Schedule of reconciliation of statutory tax rate to effective tax rate

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended
	March 31,
	2022	2021
U.S. Statutory tax rate	21.0%	21.0%
Differential of PRC statutory tax rate	4.0%	4.0%
Permanent difference of write-off of receivables from guarantee of loans	(0.5)%	(2.4)%
Permanent difference of US (income) expenses not (taxable) deductible in PRC	17.8%	(3.7)%
Valuation allowance on deferred income tax asset	(43.6)%	(17.2)%
Others	1.2%	(1.8)%
Effective tax rate	(0.1)%	(0.1)%

Continuing Operations [Member]
Schedule of tax effects of temporary differences

	December 31,	March 31,
	2022	2022
	(Unaudited)
Deferred Tax Assets
Net operating loss carryforwards in the PRC	$2,732,507	$2,315,793
Net operating loss carryforwards in the U.S.	1,508,215	1,234,789
Allowance for doubtful account	131,775	29,129
Less: valuation allowance	(4,372,497)	(3,579,711)
Deferred tax assets, net	$—	$—
Deferred tax liabilities:
Capitalized intangible assets cost	$42,746	$46,386
Deferred tax liabilities, net	$42,746	$46,386

The tax effects of temporary differences from continuing operations that give rise to the Company’s deferred tax assets and liabilities are as follows:

	March 31,	March 31,
	2022	2021
Deferred Tax Assets
Net operating loss carryforwards in the PRC	$2,315,793	$415,533
Net operating loss carryforwards in the U.S.	1,234,789	754,502
Allowance for doubtful account	29,129	1,245
Less: valuation allowance	(3,579,711)	(1,171,280)
Deferred tax assets, net	$—	$—
Deferred tax liabilities:
Capitalized intangible assets cost	$46,386	$45,146
Deferred tax liabilities, net	$46,386	$45,146

Discontinued Operations [Member]
Schedule of tax effects of temporary differences

	December 31, 2022	March 31, 2022
	(Unaudited)
Net operating loss carry forwards in the PRC	$2,595,919	$2,595,919
Less: valuation allowance	(2,595,919)	(2,595,919)
Total	$—	$—

The tax effects of temporary differences from discontinued operations that give rise to the Company’s deferred tax assets are as follows:

	March 31, 2022	March 31, 2021
Net operating loss carryforwards in the PRC	$2,595,919	$3,802,496
Allowance for doubtful accounts	—	20,190
Less: valuation allowance	(2,595,919)	(3,822,686)
	$—	$—